Net Sales Adjusted EBITDA and Other Measures for Each of Reportable Segments and Total Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 29, 2012		Jul. 31, 2011		Jul. 29, 2012		Jul. 31, 2011		Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 2,059		$ 1,875		$ 3,895		$ 3,483		$ 7,028		$ 6,449		$ 6,313
Adjusted EBITDA	192		155		325		251		508		411		343
Depreciation & Software Amortization	24	[1]	21	[1]	47	[1]	43	[1]	85	[2]	99	[2]	121	[2]
Other Intangible Amortization	60		61		120		122		244		244		243
Total Assets	6,639				6,639				6,738	[3]	7,089	[3]	7,845	[3]
Capital Expenditures									109		45		55
Facilities Maintenance
Segment Reporting Information [Line Items]
Net Sales	571		507		1,068		944		1,870		1,682		1,609
Adjusted EBITDA	109		95		194		167		318		282		279
Depreciation & Software Amortization	10	[1]	7	[1]	19	[1]	14	[1]	30	[2]	28	[2]	24	[2]
Other Intangible Amortization	19		19		38		38		75		75		73
Total Assets									2,264	[3]	2,265	[3]	2,341	[3]
Capital Expenditures									32		20		28
Water Works
Segment Reporting Information [Line Items]
Net Sales	527		496		988		883		1,772		1,659		1,652
Adjusted EBITDA	39		33		67		54		112		94		99
Depreciation & Software Amortization	2	[1]	1	[1]	4	[1]	2	[1]	5	[2]	5	[2]	5	[2]
Other Intangible Amortization	24		23		48		47		95		94		95
Total Assets									1,562	[3]	1,582	[3]	1,695	[3]
Capital Expenditures									5		2		2
Power Solutions
Segment Reporting Information [Line Items]
Net Sales									1,625		1,462		1,410
Adjusted EBITDA									50		49		40
Depreciation & Software Amortization									5	[2]	5	[2]	5	[2]
Other Intangible Amortization									20		19		19
Total Assets									775	[3]	740	[3]	711	[3]
Capital Expenditures									5		2		3
White Cap
Segment Reporting Information [Line Items]
Net Sales	307		255		573		471		981		852		872
Adjusted EBITDA	18		7		26		4		17		(10)		(31)
Depreciation & Software Amortization	3	[1]	4	[1]	6	[1]	8	[1]	14	[2]	20	[2]	25	[2]
Other Intangible Amortization	5		5		10		10		19		19		20
Total Assets									481	[3]	439	[3]	487	[3]
Capital Expenditures									16		3		4
Other, Corporate, & Eliminations
Segment Reporting Information [Line Items]
Net Sales	214		202		411		375		780		794		770
Adjusted EBITDA	6		6		4				11		(4)		(44)
Depreciation & Software Amortization	7	[1]	8	[1]	15	[1]	17	[1]	31	[2]	41	[2]	62	[2]
Other Intangible Amortization	8		9		15		17		35		37		36
Total Assets									1,656	[3]	2,063	[3]	2,611	[3]
Capital Expenditures									51		18		18
Power Solutions
Segment Reporting Information [Line Items]
Net Sales	440		415		855		810
Adjusted EBITDA	20		14		34		26
Depreciation & Software Amortization	2	[1]	1	[1]	3	[1]	2	[1]
Other Intangible Amortization	$ 4		$ 5		$ 9		$ 10

[1]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).
[2]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
[3]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.